[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 20, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Managed Accounts Portfolios Trust
(Registration Nos. 333-140967 and 811-22023)

Ladies and Gentlemen:

On behalf of Nuveen Managed Accounts Portfolios Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 41 and Amendment No. 42 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Nuveen Ultra Short Municipal Managed Accounts Portfolio, a new series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that this Amendment will become effective 75 days after the filing of this Amendment.

Should you have any questions or require further information with respect to this Amendment, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures